Summary of significant transaction (Details) € / shares in Units, € in Thousands, $ in Millions										12 Months Ended
	Dec. 31, 2022 EUR (€)	Nov. 06, 2019 EUR (€)	Oct. 22, 2019 item € / shares	Aug. 23, 2019 EUR (€)	Aug. 23, 2019 USD ($)	Jul. 17, 2019	Jul. 14, 2019 USD ($)	Jul. 14, 2019 € / shares	Jul. 13, 2019	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2022 USD ($)	Jun. 21, 2022	Aug. 23, 2019 USD ($)
Summary of significant transaction
Global research and development collaboration term							10 years
Upfront payment received				€ 3,569,800	$ 3,950.0
Equity investment received				€ 960,100												$ 1,100.0
Additional equity investment from warrant exercise										€ 6,695		€ 3,314	€ 28,287
Option rights period							10 years
Extension option rights period						3 years
Opt-in payments to be received for each program | $							$ 150.0
Average exercise price warrants | € / shares										€ 23.7		€ 23.5	€ 38.0
Filgotinib drug license
Summary of significant transaction
Development and regulatory milestones | $							275.0
Sales based milestone payment | $							600.0
Proceeds from milestone payments | $											$ 20.0
United States | GLPG 1972 License
Summary of significant transaction
Milestone fee on election of option to license | $							$ 250.0
Gilead
Summary of significant transaction
Number of directors represented as board members | item			2
Share price | € / shares								€ 140.59
Premium							20.00%
Volume of days							30 days
Percentage of stake		25.10%					22.04%		12.30%	25.38%	25.38%
Restricting Gilead's ability to seek to acquire			10 years
Maximum share holding percentage			29.90%
Gilead | Filgotinib drug license
Summary of significant transaction
Upfront payments received related party transaction												€ 110,000
Cost Share For Global Development Activities	50.00%									50.00%				50.00%
Amount receivable in relation to the collaboration												€ 160,000
Amounts Receivable Related Party Transactions Year Two	€ 50,000									€ 50,000
Gilead | Filgotinib drug license | Original Agreement
Summary of significant transaction
Cost Share For Global Development Activities							25.00%	25.00%
Future global development cost sharing ratio before predetermined level							25.00%
Gilead | Filgotinib drug license | Group B activities [Member]
Summary of significant transaction
Cost Share For Global Development Activities	50.00%									50.00%				50.00%
Minimum | Outside Europe
Summary of significant transaction
Tiered royalty Percentage deduction							20.00%
Minimum | Outside Europe | Filgotinib drug license
Summary of significant transaction
Tiered royalty Percentage deduction							20.00%
Minimum | Gilead
Summary of significant transaction
EGM Conducted period			57 months
Minimum | Gilead | Filgotinib drug license
Summary of significant transaction
Future global development cost sharing ratio before predetermined level										50.00%	50.00%
Minimum | Gilead | Europe | Filgotinib drug license
Summary of significant transaction
Percentage of future net sales from 2024, royalties as percentage of sales	8									8				8
Maximum | Outside Europe
Summary of significant transaction
Tiered royalty Percentage deduction							24.00%
Maximum | Outside Europe | Filgotinib drug license
Summary of significant transaction
Tiered royalty Percentage deduction							30.00%
Maximum | Gilead
Summary of significant transaction
Percentage of stake			29.90%
EGM Conducted period			59 months
Maximum | Gilead | Filgotinib drug license
Summary of significant transaction
Future global development cost sharing ratio before predetermined level										100.00%	100.00%
Maximum | Gilead | Europe | Filgotinib drug license
Summary of significant transaction
Percentage of future net sales from 2024, royalties as percentage of sales	15									15				15
Warrant A [member] | Gilead
Summary of significant transaction
Additional equity investment from warrant exercise		€ 368,000
Warrant B
Summary of significant transaction
Decrease in value of warrant driven by decrease of share price and implied volatility										€ 700
Value of Warrant	€ 700
Multiplier used to calculate exercise price per share			120.00%
Initial term of the warrant			5 years
Average exercise price warrants | € / shares			€ 140.59
Volume of days			30 days
Cell Point Acquisition
Summary of significant transaction
Shares and voting interest (as a percent)															100.00%
DIVERSITY clinical study
Summary of significant transaction
Amount receivable in relation to the collaboration | $														$ 15.0